Earnings / (Loss) per share, textuals (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends declared and paid during the period	$ 374